Related Party Disclosures	12 Months Ended
Sep. 30, 2014
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 20 — TRANSACTIONS WITH FORMER OWNER
Prior to the Spin-Off, Post operated under Ralcorp’s centralized cash management system, Post’s cash requirements were provided directly by Ralcorp, and cash generated by Post was generally remitted directly to Ralcorp. Transaction systems (e.g. payroll, employee benefits and accounts payable) used to record and account for cash disbursements were generally provided by Ralcorp. Ralcorp also provided centralized demand planning, order management, billing, credit and collection services to Post. Transaction systems (e.g. revenues, accounts receivable and cash application) used to record and account for cash receipts were generally provided by centralized Ralcorp organizations. These Ralcorp systems were generally designed to track assets/liabilities and receipts/payments on a business specific basis. After the Spin-Off, Ralcorp continued to provide many of these services to Post under a transition services agreement (“TSA”) between the companies.
For periods prior to the Spin-Off, costs and expenses in the accompanying consolidated statements of operations represent direct and allocated costs and expenses related to Post. Costs for certain functions and services performed by centralized Ralcorp organizations were allocated to Post based upon reasonable activity bases (generally volume, revenues, net assets or a combination as compared to the total of Ralcorp and Post amounts) or other reasonable methods. The consolidated statements of operations include expense allocations for certain manufacturing, shipping, distribution and administration costs including information systems, procurement, accounting shared services, legal, tax, human resources, payroll, credit and accounts receivable, customer service and cash management. For the year ended September 30, 2012, total allocated costs were $4.6 which are reported in “Selling, general and administrative expenses.” There were no such costs for the years ended September 30, 2014 and 2013. After the Spin-Off, costs for services provided by Ralcorp are based on agreed upon fees contained in the TSA. TSA charges were $0.5, $5.2 and $8.1, for the years ended September 30, 2014, 2013 and 2012 respectively, and were reported in “Selling, general and administrative expenses.”
Post produces certain products for sale to Ralcorp. For periods prior to the Spin-Off, the amounts related to these transactions have been included in the accompanying financial statements based upon transfer prices in effect at the time of the individual transactions which were consistent with prices of similar arm’s-length transactions. For periods subsequent to the Spin-Off, these transactions were based upon pricing governed by the TSA with Ralcorp. Net sales related to those transactions was $13.6, $15.3 and $16.7 in the years ended September 30, 2014, 2013, and 2012, respectively.
On February 3, 2012, we entered into an International Brokerage Management Agreement with Ralcorp pursuant to which Ralcorp agreed to act as our non-exclusive broker for our international sales and distribution, excluding Canada. During the fiscal year ended September 30, 2012, we paid Ralcorp approximately $0.2 pursuant to this agreement.
During fiscal 2012, Post incurred approximately $0.5 of outside legal and accounting fees in connection with the restatement of the Company’s financial statements for the fiscal year ended September 30, 2011 and the first fiscal quarter ended December 31, 2011 and in connection with Ralcorp’s disposition of its Post shares (see Note 1). Ralcorp agreed to reimburse Post for these costs.
On November 4, 2010, Post entered into an agreement to sell, on an ongoing basis, all of the trade accounts receivable of Post Foods, LLC to a wholly owned, bankruptcy-remote subsidiary of Ralcorp named Ralcorp Receivables Corporation (“RRC”). The accounts receivable of Post Foods Canada Corp. were not incorporated into the agreement and were not sold to RRC. The purchase price of the receivables sold was calculated with a discount factor of 1.18%. Post received a fee from RRC to service the receivables (with no significant servicing assets or liabilities). The discounts totaled $3.3 in the year ended September 30, 2012, and were reported as a component of “Other (income) expense, net.” Servicing fee income was $0.8 in the year ended September 30, 2012, and was reported as a reduction to “Selling, general and administrative expenses.” Post terminated its agreement with RRC in December 2011.
In connection with the Spin-Off, the Company entered into a series of agreements with Ralcorp which are intended to govern the relationship between the Company and Ralcorp and to facilitate an orderly separation of the Company from Ralcorp. These agreements include a Separation and Distribution Agreement, Tax Allocation Agreement and the TSA, among others. Additionally, the Company has agreed to indemnify Ralcorp for income taxes incurred if the Company violates certain provisions of the IRS private letter ruling obtained by Ralcorp. Under certain of these agreements, the Company will incur expenses payable to Ralcorp in connection with certain administrative services provided for varying lengths of time. The Company incurred separation related costs of $2.6, $8.9 and $12.5 in the years ended September 30, 2014, 2013 and 2012, respectively. These separation related costs incurred were primarily related to third party professional service fees to effect the Spin-Off and professional service fees and duplicative costs incurred by Post to establish stand-alone processes and systems for activities performed by Ralcorp under the TSA. These costs were reported as a component of “Selling, general and administrative expenses.” See Note 1 for additional information on the Spin-Off. As of September 30, 2014 and 2013, the Company had payables of $0.1 and $1.3, respectively, related to the net transactions from these agreements.
Derivative financial instruments and hedging
See Note 12 for a discussion of Post’s participation in Ralcorp’s derivative financial instrument and hedging program.